Other operating income/(expense) - Information about Other Operating Income Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income expense [abstract]
Fair value remeasurements of equity investments under IFRS 9	£ (14)	£ (20)
Disposal of businesses and assets	541	258	£ 195
Fair value remeasurements on contingent consideration recognised in business combinations	(92)	(1,252)	(1,012)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	234	58	13
Remeasurement of Consumer Healthcare put option liability		(658)	(1,186)
Fair value adjustments on derivative financial instruments		(3)	9
Other income/(expense)	20	(11)	9
Impairment of available-for-sale equity investments under IAS 39			(30)
Disposal of available-for-sale equity investments under IAS 39			37
Other operating income expense	£ 689	£ (1,588)	£ (1,965)